Intangibles and other assets (Schedule of detailed information about intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	$ 4,767
Balance, end of year	4,025	$ 4,767
Cost [Member]
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	23,773	24,768
Additions	514	169
Disposals	(3,432)	(1,553)
Effects of movement in exchange rates	351	389
Balance, end of year	21,206	23,773
Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	(19,006)	(18,870)
Depreciation for the year	(636)	(1,057)
Disposals	2,750	1,274
Effects of movement in exchange rates	(289)	(353)
Balance, end of year	$ (17,181)	$ (19,006)